SUPPLEMENTARY CASH FLOW INFORMATION - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Financing Activities, Long-Term Debt [Roll Forward]
Borrowings	$ 772.8	$ 993.8
Interest payable	5.4	5.8	$ 4.1
Lease liabilities	77.4	63.8		$ 35.2
Proceeds from borrowings, classified as financing activities	0.0	495.2
Repayment of senior notes and credit facility	0.0	(719.0)
Interest Paid on Lease Liabilities	(8.3)	(6.7)
Payment of lease liabilities	(23.4)	(19.2)
Interest expense on debt instruments issued	21.9	42.7
Interest expense on lease liabilities (Note 33)	8.0	6.7
Interest costs capitalised	4.6	0.9
Increase through new leases, liabilities arising from financing activities	39.2	52.2
Lease Costs, Other	(1.9)	(4.4)
Debt, other	1.5	2.8
Interest, other	(0.2)	0.4
Interest paid on debt	$ (26.7)	$ (40.5)